Compensation (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Award Activity
The following table summarizes our stock-based award activity during the year ended December 31, 2017 (number of units in thousands):

	Number of Restricted Stock Awards	Number of Phantom Stock Units	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2016	10	—	$10.20
Granted	10	—	10.20
Vested	(2)	—	10.20
Assumed	—	2,450	10.20
Forfeited	—	(4)	10.20
Nonvested at December 31, 2017	18	2,446	$10.20